Employee Benefit Plans -Additional information (Detail) - SOLV Energy Holdings LLC [Member]	12 Months Ended
Dec. 31, 2025
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Percentage of employees covered by collective bargaining agreements	15.10%
Kern County Electrical Benefits Fund [Member] | Unions Multiemployer Pension Plans [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Percentage of Contributions	5.00%
California Ironworkers Field Pension Trust and IBEW Local 100 Pension Plan [Member] | Unions Multiemployer Pension Plans [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Percentage of Contributions	5.00%